REVENUE - Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Revenues	$ 6,482	$ 5,429	$ 12,783	$ 10,821
U.S.
Disclosure of geographical areas [line items]
Revenues	2,225	1,315	4,416	2,568
Canada
Disclosure of geographical areas [line items]
Revenues	1,383	1,082	2,603	2,219
India
Disclosure of geographical areas [line items]
Revenues	753	828	1,520	1,618
U.K.
Disclosure of geographical areas [line items]
Revenues	504	607	1,082	1,252
Brazil
Disclosure of geographical areas [line items]
Revenues	433	424	846	795
Colombia
Disclosure of geographical areas [line items]
Revenues	336	304	639	610
France
Disclosure of geographical areas [line items]
Revenues	132	170	279	365
Australia
Disclosure of geographical areas [line items]
Revenues	135	114	261	229
Germany
Disclosure of geographical areas [line items]
Revenues	135	117	251	207
Other
Disclosure of geographical areas [line items]
Revenues	$ 446	$ 468	$ 886	$ 958